Commitments and Contigencies (Tables)	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contigencies - Minimum Future Commitments (Table)

The future minimum commitments as of June 30, 2020 of Navios Acquisition under its charter-in agreement for vessels delivery are as follows:

Amount
Lease Obligations (Time Charters) for vessels to be delivered:
12 month period ending
June 30, 2021	10,397
June 30, 2022	25,740
June 30, 2023	33,434
June 30, 2024	33,526
June 30, 2025	33,434
June 30, 2026 and thereafter	264,952
Total	$401,483